Document and Entity Information	12 Months Ended
Jul. 03, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 19, 2013
Registrant Name	SPIRIT OF AMERICA INVESTMENT FUND INC
Central Index Key	0001039667
Amendment Flag	false
Document Creation Date	Apr. 19, 2013
Document Effective Date	Apr. 19, 2013
Prospectus Date	Jul. 03, 2013